UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

   X    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported):  February 13, 2013

SerVertis Grantor Trust Holdings, LLC
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:  025-00679

Central Index Key Number of securitizer:  0001542182

Name and telephone number, including area code, of the person to contact in connection with this filing:  Michael Walsh, Chief Compliance Officer, (732) 978-7551

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 13, 2013

SerVertis Grantor Trust Holdings, LLC
        (Securitizer)

By: ZAIS Group, LLC, its Co-Manager

By:  /s/ Michael Walsh
        Name:  Michael Walsh
        Title:    Chief Compliance Officer

By: Green Tree Investment Management LLC, its Co-Manager

By:  /s/ Jeffrey Hilligoss
        Name:  Jeffrey Hilligoss
        Title:    President